Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests [2]
Balance at Sep. 30, 2016		$ 3,453,561	$ 4,377	$ 3,322,789	$ (4,024,527)	$ 6,095	$ 4,144,827	$ 3,453,561
Balance, Shares at Sep. 30, 2016			147,134
Comprehensive income:
Net income		436,826					436,826	436,826
Other comprehensive income (loss), net of tax		12,695				12,695		12,695
Comprehensive income		449,521						449,521
Employee stock options exercised		87,976	$ 28	87,948				87,976
Employee stock options exercised, Shares			2,220
Repurchase of shares		(340,597)			(340,597)			(340,597)
Repurchase of shares, Shares			(5,519)
Tax benefit from equity-based awards		3,611		3,611				3,611
Cash dividends declared		(124,546)					(124,546)	(124,546)
Issuance of restricted stock, net of forfeitures		5	$ 5					5
Issuance of restricted stock, net of forfeitures, Shares			556
Equity-based compensation expense related to employees		44,539		44,539				44,539
Balance at Sep. 30, 2017		3,574,070	$ 4,410	3,458,887	(4,365,124)	18,790	4,457,107	3,574,070
Balance, Shares at Sep. 30, 2017			144,391
Comprehensive income:
Net income	[2]	354,396					354,396	354,396
Other comprehensive income (loss), net of tax		(51,521)				(51,521)		(51,521)
Comprehensive income		302,875						302,875
Employee stock options exercised		81,286	$ 24	81,262				81,286
Employee stock options exercised, Shares			1,800
Repurchase of shares		(419,228)			(419,228)			(419,228)
Repurchase of shares, Shares			(6,337)
Cash dividends declared		(137,602)					(137,602)	(137,602)
Issuance of restricted stock, net of forfeitures		2	$ 2					2
Issuance of restricted stock, net of forfeitures, Shares			323
Equity-based compensation expense related to employees		47,476		47,476				47,476
Changes in Noncontrolling interests		43,163							$ 43,163
Balance at Sep. 30, 2018		$ 3,492,042	$ 4,436	3,587,625	(4,784,352)	(32,731)	4,673,901	3,448,879	43,163
Balance, Shares at Sep. 30, 2018		140,177	140,177
Comprehensive income:
Net income	[2]	$ 479,446					479,446	479,446
Other comprehensive income (loss), net of tax		30,184				30,184		30,184
Comprehensive income		509,630						509,630
Employee stock options exercised		$ 41,498	$ 11	41,487				41,498
Employee stock options exercised, Shares		874	874
Repurchase of shares		$ (398,057)			(398,057)			(398,057)
Repurchase of shares, Shares		(6,656)	(6,656)
Cash dividends declared		$ (150,982)					(150,982)	(150,982)
Issuance of restricted stock, net of forfeitures		5	$ 5					5
Issuance of restricted stock, net of forfeitures, Shares			378
Equity-based compensation expense related to employees		38,550		38,550				38,550
Changes in Noncontrolling interests		(654)							(654)
Balance at Sep. 30, 2019		$ 3,542,466	$ 4,452	$ 3,667,662	$ (5,182,409)	$ (2,547)	5,012,799	3,499,957	$ 42,509
Balance, Shares at Sep. 30, 2019		134,773	134,773
Cumulative effect adjustment	[3]	$ 10,434					$ 10,434	$ 10,434

[1]	As of September 30, 2019, 2018 and 2017, accumulated other comprehensive (loss) income is comprised of unrealized gain (loss) on derivatives, net of tax, of $3,945, $(26,608) and $24,508 , unrealized loss on short-term interest-bearing investments, net of tax, of $0, $(1,592) and $(410) and unrealized loss on defined benefit plan, net of tax, of $(6,492), $(4,531) and $(5,308).
[2]	In fiscal years 2019 and 2018, all of the Company's net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[3]	The Cumulative effect adjustments as of October 1, 2018 include an increase of $14,294 to retained earnings due to the impact of adoptions of ASU No. 2014-09 (ASC 606) and decrease of $3,860 to retained earnings due to adoption of ASU No. 2016-16.